Note 8 - Earnings Per Share - 10Q (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,000	8,000